Jul-28-03 03:40pm From- T-493 P.002/002 F-721

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03055696

Cert NYS

1-31746

NYSE

RECD S.E.C.
JUL 2 8 2003
081

July 28, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 31 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GART SPORTS COMPANY (Name to be changed to THE SPORTS AUTHORITY, INC.), Common Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 28, 2003. Tentative listing date – August 5, 2003.

Sincerely,